INCOME TAXES - Reconciliation of the statutory tax rate (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of the statutory tax rate to the effective tax rate
PRC statutory income tax rate	25.00%	25.00%	25.00%
Impact of different income tax rates in other jurisdictions	(0.80%)	5.90%	1.40%
Effect of preferential tax rate	(18.00%)	(23.60%)	(38.10%)
Effect of non-deductible expenses	(0.20%)	(0.70%)	7.90%
Effect of change in valuation allowance	(6.00%)	(6.60%)	5.40%
Effective tax rate	0.00%	0.00%	1.60%
PRC
Reconciliation of the statutory tax rate to the effective tax rate
PRC statutory income tax rate	25.00%
Tax saving as the result of favorable tax rate	$ 0	$ 0	$ 2,686,911
Per share effect of the favorable tax rate	$ 0	$ 0	$ 2.53
PRC | Horgos Baosheng Advertising Co. Ltd [Member]
Reconciliation of the statutory tax rate to the effective tax rate
PRC statutory income tax rate	25.00%
Preferential income tax rate	0.00%
PRC | Kashi Baosheng Information Technology Co. Ltd [Member]
Reconciliation of the statutory tax rate to the effective tax rate
Preferential income tax rate	0.00%
PRC | Baosheng Technology
Reconciliation of the statutory tax rate to the effective tax rate
Preferential income tax rate	0.00%